Trade receivables (Details) - GBP (£)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Trade receivables
Trade receivables	£ 105,886,000	£ 53,470,000	£ 137,633,000
Less: non-current portion
Trade receivables	24,498,000	22,303,000	21,224,000
Current trade receivables	81,388,000	31,167,000	116,409,000
Transfer fees receivable	52,220,000	42,309,000	55,311,000
Deferred revenue contractually payable to Group	24,591,000	13,207,000	35,087,000
Gross contractual trade receivables pre discounting	108,900,000	54,393,000	139,199,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	24,498,000	22,303,000	21,224,000
Cost / gross value
Trade receivables
Trade receivables	124,019,000	69,729,000	150,863,000
Accumulated impairment
Trade receivables
Trade receivables	£ (18,133,000)	£ (16,259,000)	£ (13,230,000)